Note 9 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2022	Nov. 30, 2021
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	235,000	235,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	490,000	490,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	3	4
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	3	2
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	3.48	6.90
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	3.00	4.90
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	4.13	0.81
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	3.64	0.98